Note Payable (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2020	Mar. 11, 2020	Sep. 16, 2019
Note Payable (Details) [Line Items]
Interest expense, related party			$ 99	$ 0
Accrued interest		$ 182
Federal funding amount			18,900
Principal amount		18,900
Interest expense		$ 54
Paycheck Protection Program [Member]
Note Payable (Details) [Line Items]
Notes payable, related parties	$ 18,900
Interest-bearing unsecured	5.00%
Interest expense, related party			80	0
Accrued interest	$ 80		174
Federal funding amount	$ 18,900
Interest rate	1.00%
Late fee payment percentage	5.00%
Principal amount	$ 18,900		18,900
Promissory Note Agreement [Member]
Note Payable (Details) [Line Items]
Notes payable, related parties			0
Interest expense, related party			126	0
Accrued interest	$ 126
Chief Executive Officer [Member] | Promissory Note Agreement [Member]
Note Payable (Details) [Line Items]
Notes payable, related parties					$ 20,000	$ 15,000	$ 25,000
Interest-bearing unsecured					6.00%	6.00%	6.00%
Interest expense, related party			$ 0	$ 189